Xtrackers Harvest CSI 300 China A-Shares ETF Performance Management - Xtrackers Harvest CSI 300 China A-Shares ETF	May 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compare with those of the Underlying Index and a required broad-based securities market index.The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available on the fund’s website at Xtrackers.com(the website does not form a part of this prospectus).
Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compare with those of the Underlying Index and a required broad-based securities market index.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS(%)
Bar Chart Closing [Text Block]	ReturnsPeriod endingBest Quarter31.00%March 31, 2019Worst Quarter-30.92%September 30, 2015Year-to-Date3.63%June 30, 2025
Performance Table Heading	Average Annual Total Returns <br/>(For periods ended 12/31/2024 expressed as a %)
Performance Table Narrative	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold shares of the fund in tax-deferred accounts such as individual retirement accounts (“IRAs”) or employee-sponsored retirement plans.
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold shares of the fund in tax-deferred accounts such as individual retirement accounts (“IRAs”) or employee-sponsored retirement plans.
Performance Availability Website Address [Text]	Xtrackers.com
Xtrackers Harvest CSI 300 China A-Shares ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	3.63%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	31.00%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(30.92%)
Lowest Quarterly Return, Date	Sep. 30, 2015